Financial Information as per operating segments (Details)	12 Months Ended
Dec. 31, 2020
CHILE
Statement [Line Items]
Segment Reporting Information, Description of Products and Services	Beers, non-alcoholic beverages, spirits and SSU.
International Business [Member]
Statement [Line Items]
Segment Reporting Information, Description of Products and Services	Beers, cider, non-alcoholic beverages and spirits in Argentina, Uruguay, Paraguay and Bolivia.
Wines [Member]
Statement [Line Items]
Segment Reporting Information, Description of Products and Services	Wines, mainly in export markets to more than 80 countries.